Accounts receivable and amounts due from related parties (Tables)	12 Months Ended
Dec. 31, 2016
Accounts receivable and amounts due from related parties
Schedule of accounts receivable
	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Within 1 year	26,008,543	52,111,944	7,505,681
Total	26,008,543	52,111,944	7,505,681